Group assets and liabilities - measurement	6 Months Ended
Jun. 30, 2019
Group assets and liabilities - measurement
Group assets and liabilities - measurement

C3       Assets and liabilities

C3.1     Group assets and liabilities – measurement

(a)     Determination of fair value

The fair values of the financial instruments for which fair valuation is required under IFRS are determined by the use of current market bid prices for exchange-quoted investments, or by using quotations from independent third parties, such as brokers and pricing services or by using appropriate valuation techniques.

The estimated fair value of derivative financial instruments reflects the estimated amount the Group would receive or pay in an arm’s length transaction. This amount is determined using quoted prices if exchange listed, quotations from independent third parties or valued internally using standard market practices.

Other than the loans which have been designated at fair value through profit or loss, the loans and receivables have been shown net of provisions for impairment. The fair value of loans has been estimated from discounted cash flows expected to be received. The discount rate used is updated for the market rate of interest where applicable.

The fair value of investment properties is based on market values as assessed by professionally qualified external valuers or by the Group's qualified surveyors.

The fair value of the subordinated and senior debt issued by the parent company is determined using quoted prices from independent third parties.

The fair value of financial liabilities (other than derivative financial instruments) is determined using discounted cash flows of the amounts expected to be paid.

(b)     Fair value measurement hierarchy of Group assets and liabilities

Assets and liabilities carried at fair value on the statement of financial position

The table below shows the assets and liabilities carried at fair value analysed by level of the IFRS 13 ‘Fair Value Measurement’ defined fair value hierarchy. This hierarchy is based on the inputs to the fair value measurement and reflects the lowest level input that is significant to that measurement.

The analysis of the fair value measurement hierarchy of the Group's assets and liabilities at 30 June 2019 below excludes the analysis for the Group's UK and Europe operations which are classified as held for distribution. A separate fair value measurement hierarchy analysis at 30 June 2019 for the UK and Europe is presented in note D2.2. In line with the IFRS requirements, the comparatives have not been re-presented for the assets and liabilities classified for held for distribution in the current period.

All assets and liabilities held at fair value are classified as fair value through profit or loss, except for £44,178 million (31 December 2018: £40,849 million) of debt securities in the US operations classified as available-for-sale. All assets and liabilities held at fair value are measured on a recurring basis. As of 30 June 2019, the Group does not have any financial instruments that are measured on a non-recurring basis.

Financial instruments at fair value

	30 Jun 2019 £m
	Level 1	Level 2	Level 3
		Valuation	Valuation
	Quoted prices	based on	based on
	(unadjusted)	significant	significant
Analysis of financial investments, net of derivative liabilities	in active	observable	unobservable
by business type from continuing operations	markets	market inputs	market inputs	Total
With-profits
Loans	—	—	—	—
Equity securities and portfolio holdings in unit trusts	19,318	1,906	153	21,377
Debt securities	28,964	3,093	6	32,063
Other investments (including derivative assets)	107	81	—	188
Derivative liabilities	(34)	(11)	—	(45)
Total financial investments, net of derivative liabilities	48,355	5,069	159	53,583
Percentage of total (%)	90%	10%	0%	100%
Unit-linked and variable annuity separate account
Equity securities and portfolio holdings in unit trusts	159,462	230	—	159,692
Debt securities	2,840	763	—	3,603
Other investments (including derivative assets)	—	—	—	—
Derivative liabilities	(11)	(6)	—	(17)
Total financial investments, net of derivative liabilities	162,291	987	—	163,278
Percentage of total (%)	99%	1%	0%	100%
Non-linked shareholder-backed
Loans	—	—	2,799	2,799
Equity securities and portfolio holdings in unit trusts	2,580	4	17	2,601
Debt securities	16,726	47,283	—	64,009
Other investments (including derivative assets)	42	988	962	1,992
Derivative liabilities	(7)	(513)	(455)	(975)
Total financial investments, net of derivative liabilities	19,341	47,762	3,323	70,426
Percentage of total (%)	27%	68%	5%	100%

Group total analysis, including other financial liabilities held at fair value from continuing operations
Loans	—	—	2,799	2,799
Equity securities and portfolio holdings in unit trusts	181,360	2,140	170	183,670
Debt securities	48,530	51,139	6	99,675
Other investments (including derivative assets)	149	1,069	962	2,180
Derivative liabilities	(52)	(530)	(455)	(1,037)
Total financial investments, net of derivative liabilities	229,987	53,818	3,482	287,287
Investment contract liabilities without discretionary participation features held at fair value	—	(666)	—	(666)
Net asset value attributable to unit holders of consolidated unit trusts and similar funds	(3,482)	—	—	(3,482)
Other financial liabilities held at fair value	—	(5)	(3,081)	(3,086)
Total financial instruments at fair value	226,505	53,147	401	280,053
Percentage of total (%)	81%	19%	0%	100%

	31 Dec 2018 £m
	Level 1	Level 2	Level 3
		Valuation	Valuation
	Quoted prices	based on	based on
	(unadjusted)	significant	significant
Analysis of financial investments, net of derivative	in active	observable	unobservable
liabilities by business type	markets	market inputs	market inputs	Total
With-profits
Loans	—	—	1,703	1,703
Equity securities and portfolio holdings in unit trusts	52,320	5,447	488	58,255
Debt securities	31,210	48,981	811	81,002
Other investments (including derivative assets)	143	3,263	4,325	7,731
Derivative liabilities	(85)	(1,231)	—	(1,316)
Total financial investments, net of derivative liabilities	83,588	56,460	7,327	147,375
Percentage of total (%)	57%	38%	5%	100%
Unit-linked and variable annuity separate account
Equity securities and portfolio holdings in unit trusts	152,987	505	9	153,501
Debt securities	4,766	9,727	—	14,493
Other investments (including derivative assets)	6	3	6	15
Derivative liabilities	(2)	(3)	—	(5)
Total financial investments, net of derivative liabilities	157,757	10,232	15	168,004
Percentage of total (%)	94%	6%	0%	100%
Non-linked shareholder-backed
Loans	—	—	3,050	3,050
Equity securities and portfolio holdings in unit trusts	2,957	2	18	2,977
Debt securities	17,687	61,803	371	79,861
Other investments (including derivative assets)	61	1,258	941	2,260
Derivative liabilities	(2)	(1,760)	(423)	(2,185)
Total financial investments, net of derivative liabilities	20,703	61,303	3,957	85,963
Percentage of total (%)	24%	71%	5%	100%

Group total analysis, including other financial liabilities held at fair value
Loans	—	—	4,753	4,753
Equity securities and portfolio holdings in unit trusts	208,264	5,954	515	214,733
Debt securities	53,663	120,511	1,182	175,356
Other investments (including derivative assets)	210	4,524	5,272	10,006
Derivative liabilities	(89)	(2,994)	(423)	(3,506)
Total financial investments, net of derivative liabilities	262,048	127,995	11,299	401,342
Investment contract liabilities without discretionary participation features held at fair value	—	(16,054)	—	(16,054)
Borrowings attributable to with-profits businesses	—	—	(1,606)	(1,606)
Net asset value attributable to unit holders of consolidated unit trusts and similar funds	(6,852)	(3,811)	(988)	(11,651)
Other financial liabilities held at fair value	—	(2)	(3,404)	(3,406)
Total financial instruments at fair value	255,196	108,128	5,301	368,625
Percentage of total (%)	70%	29%	1%	100%

Analysed as:
Total from continuing operations
With-profits	39,191	3,928	159	43,278
Unit-linked and variable annuity separate account	143,556	(64)	—	143,492
Non-linked shareholder-backed	16,549	43,948	266	60,763
	199,296	47,812	425	247,533
Percentage of total continuing operations (%)	81%	19%	0%	100%

Total from discontinued UK and Europe operations*	55,900	60,316	4,876	121,092
Percentage of total discontinued operations (%)	46%	50%	4%	100%
*	Classified as discontinued operations at 30 June 2019 (as described in note A2).

Assets and liabilities at amortised cost and their fair value

The table below shows the financial assets and liabilities carried at amortised cost on the statement of financial position and their fair value, excluding those held for distribution. Cash deposits, accrued income, other debtors, accruals, deferred income and other liabilities are excluded from the analysis below, as these are carried at amortised cost, which approximates fair value.

	2019 £m		2018 £m
	30 Jun		31 Dec
	Carrying	Fair	Carrying	Fair
	value	value	value	value
Assets
Loans	9,714	10,010	13,257	13,666
Liabilities
Investment contract liabilities without discretionary participation features	(3,132)	(3,140)	(3,168)	(3,157)
Core structural borrowings of shareholder-financed businesses	(7,441)	(8,052)	(7,664)	(7,847)
Operational borrowings (excluding lease liabilities) attributable to shareholder-financed businesses	(1,435)	(1,435)	(998)	(998)
Borrowings (excluding lease liabilities) attributable to the with-profits funds	(25)	(24)	(2,334)	(2,103)
Obligations under funding, securities lending and sale and repurchase agreements	(6,756)	(6,890)	(6,989)	(7,008)
Total financial instruments carried at amortised cost	(9,075)	(9,531)	(7,896)	(7,447)

Analysed as:
Total from continuing operations			(7,848)	(8,040)
Total from discontinued UK and Europe operations*			(48)	593
			(7,896)	(7,447)

*	Classified as discontinued operations at 30 June 2019 (as described in note A2).

(c)     Valuation approach for level 2 fair valued assets and liabilities

A significant proportion of the Group’s level 2 assets are corporate bonds, structured securities and other non-national government debt securities. These assets, in line with market practice, are generally valued using a designated independent pricing service or quote from third-party brokers. These valuations are subject to a number of monitoring controls, such as comparison to multiple pricing sources where available, monthly price variances, stale price reviews and variance analysis on prices achieved on subsequent trades. For further detail on the valuation approach for level 2 fair valued assets and liabilities please refer to note C3.1 of the Group IFRS financial statements for the year ended 31 December 2018.

(d)     Fair value measurements for level 3 fair valued assets and liabilities

Reconciliation of movements in level 3 assets and liabilities measured at fair value

The following table reconciles the value of level 3 fair valued assets and liabilities at 1 January 2019 to that presented at 30 June 2019.

Total investment return recorded in the income statement represents interest and dividend income, realised gains and losses, unrealised gains and losses on the assets classified at fair value through profit and loss and foreign exchange movements on an individual entity’s overseas investments.

Total gains and losses recorded in other comprehensive income includes unrealised gains and losses on debt securities held as available-for-sale within Jackson and foreign exchange movements arising from the retranslation of the Group’s overseas subsidiaries and branches.

	Half year 2019 £m
							Net asset
							value
							attributable
		Equity					to unit
		securities		Other		Borrowings	holders of
		and		investments		attributable	consolidated
		portfolio		(including		to with-	unit trusts	Other
Reconciliation of movements in level 3 assets		holdings in	Debt	derivative	Derivative	profits	and similar	financial
and liabilities measured at fair value	Loans	unit trusts	securities	assets)	liabilities	businesses	funds	liabilities	Total
At 1 January 2019	4,753	515	1,182	5,272	(423)	(1,606)	(988)	(3,404)	5,301
Reclassification to held for distribution	(1,970)	(345)	(1,177)	(4,333)	—	1,606	988	355	(4,876)
Total gains (losses) in income statement:
Net realised gains (losses)	91	—	5	(25)	—	—	—	(94)	(23)
Net unrealised gains (losses) on financial instruments held at the end of period	—	(2)	—	40	(15)	—	—	(14)	9
Total gains (losses) recorded in other comprehensive income	4	—	1	(5)	(17)	—	—	(11)	(28)
Purchases	—	2	—	127	—	—	—	—	129
Sales	—	—	(5)	(114)	—	—	—	—	(119)
Issues	26	—	—	—	—	—	—	(35)	(9)
Settlements	(105)	—	—	—	—	—	—	122	17
At 30 June 2019	2,799	170	6	962	(455)	—	—	(3,081)	401

	Full year 2018 £m
							Net asset
							value
							attributable
		Equity					to unit
		securities		Other		Borrowings	holders of
		and		investments		attributable	consolidated
		portfolio		(including		to with-	unit trusts	Other
Reconciliation of movements in level 3 assets		holdings in	Debt	derivative	Derivative	profits	and similar	financial
and liabilities measured at fair value	Loans	unit trusts	securities	assets)	liabilities	businesses	funds	liabilities	Total
At 1 January 2018	4,837	371	654	4,424	(512)	(1,887)	(413)	(3,031)	4,443
Total gains (losses) in income statement:
Net realised gains (losses)	(7)	—	9	35	—	—	—	(1)	36
Net unrealised gains (losses) on financial instruments held at the end of the year	(71)	38	(16)	370	27	(23)	67	6	398
Total gains (losses) recorded in other comprehensive income	162	8	—	54	(1)	—	31	(170)	84
Purchases	62	125	666	1,202	—	—	—	—	2,055
Sales	(178)	(35)	(131)	(813)	—	—	—	—	(1,157)
Issues	279	—	—	—	—	—	(697)	(481)	(899)
Settlements	(331)	—	—	—	—	304	57	273	303
Transfers into level 3	—	8	—	—	—	—	—	—	8
Transfers out of level 3	—	—	—	—	63	—	(33)	—	30
At 31 December 2018	4,753	515	1,182	5,272	(423)	(1,606)	(988)	(3,404)	5,301

*  Includes distributions to third-party investors by subsidiaries held by the UK with-profits funds for investment purposes. These distributions vary period to period depending on the maturity of the subsidiaries and the gains realised by those entities in the period.

Valuation approach for level 3 fair valued assets and liabilities

Investments valued using valuation techniques include financial investments which by their nature do not have an externally quoted price based on regular trades, and financial investments for which markets are no longer active as a result of market conditions, eg market illiquidity. The valuation techniques used include comparison to recent arm’s length transactions, reference to other instruments that are substantially the same, discounted cash flow analysis, option-adjusted spread models and, if applicable, enterprise valuation. For further detail on the valuation approach for level 3 fair valued assets and liabilities, please refer to note C3.1 of the Group’s consolidated financial statements for the year ended 31 December 2018.

The Group’s valuation policies, procedures and analyses for instruments categorised as level 3 are overseen by Business Unit committees as part of the Group’s wider financial reporting governance processes. The procedures undertaken include approval of valuation methodologies, verification processes, and resolution of significant or complex valuation issues. In undertaking these activities the Group makes use of the extensive expertise of its asset management functions. In addition, the Group has minimum standards for independent price verification to ensure valuation accuracy is regularly independently verified. Adherence to this policy is monitored across the business units.

At 30 June 2019, the Group held £401 million of net financial instruments at fair value within level 3. This represents less than 0.5 per cent of the total fair valued financial assets net of financial liabilities of the continuing operations.

Included within these net assets and liabilities are  policy loans of £2,799 million at 30 June 2019 measured as the loan outstanding balance, plus accrued investment income, attached to acquired REALIC business and held to back the liabilities for funds withheld under reinsurance arrangements. The funds withheld liability of £2,953 million at 30 June 2019 is also classified within level 3. The fair value of the liabilities is equal to the fair value of the underlying assets held as collateral, which primarily consist of policy loans and debt securities. The assets and liabilities broadly offset and therefore their movements have minimal impact on shareholders' profit and equity.

Excluding the loans and funds withheld liability under REALIC's reinsurance arrangements as described above, which amounted to a net liability of £154 million, the level 3 fair valued financial assets net of financial liabilities were a net asset of £555 million, which are all externally valued and comprise the following:

-

Other financial investments of £1,006 million consisting primarily of private equity limited partnerships held by Jackson, which are externally valued in accordance with International Private Equity and Venture Capital Association guidelines using management information available for these investments; and

-

Offset by net derivative liabilities of £451 million, which are valued externally using the discounted cash flow method in line with standard market practices but are subject to a further independent assessment against external counterparties’ valuations.

Of the net asset of £555 million referred to above:

-

A net asset of £159 million is held by the Group's Asia participating funds and therefore shareholders' profit and equity are not impacted by movements in the valuation of these financial instruments ; and

-

A net asset of £396 million is held to support non-linked shareholder-backed business. All of these instruments are externally valued and are therefore inherently less subjective than internal valuations. If the value of all these Level 3 financial instruments decreased by 10 per cent, the change in valuation would be £40 million, which would reduce shareholders' equity by this amount before tax. All of this amount would pass through the income statement substantially as part of short-term fluctuations in investment returns outside of adjusted IFRS operating profit based on longer-term investment returns.

(e)Transfers into and transfers out of levels

The Group’s policy is to recognise transfers into and transfers out of levels as of the end of each half year reporting period except for material transfers which are recognised as of the date of the event or change in circumstances that caused the transfer. Transfers are deemed to have occurred when there is a material change in the observed valuation inputs or a change in the level of trading activities of the securities.

During half year 2019, the transfers between levels within the Group’s portfolio, excluding those held by the Group’s discontinued UK and Europe operations, were primarily transfers from level 1 to level 2 of £131 million and transfers from level 2 to level 1 of £618 million. These transfers which relate to equity securities and debt securities arose to reflect the change in the observed valuation inputs and in certain cases, the change in the level of trading activities of the securities.